MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Line Items]
Amortized cost		$ 395,960	$ 186,179
Gross unrealized losses		(132)	(31)	[1]
Gross unrealized gains		3,218	672
Fair value		399,046	186,820
Continuous unrealized losses position for twelve months or longer			5
Corporate debentures and commercial paper [Member]
Marketable Securities [Line Items]
Amortized cost		354,775	104,952
Gross unrealized losses		(115)	(21)	[1]
Gross unrealized gains		3,004	651
Fair value		357,664	105,582
U.S. agencies debentures [Member]
Marketable Securities [Line Items]
Amortized cost			81,227
Gross unrealized losses	[1]		(10)
Gross unrealized gains			21
Fair value			$ 81,238
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost		41,185
Gross unrealized losses		(17)
Gross unrealized gains		214
Fair value		$ 41,382

[1]	Out of the total unrealized losses, an amount of $5 has been in a continuous unrealized loss position for twelve months or longer.